SIGNIFICANT ACCOUNTING POLICIES (Marketable Securities) (Narrative) (Details) (Auction Rate Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Auction Rate Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit losses in earnings	$ 119